Restricted Net Asset Parent Only Financial Information (Details Textual)	12 Months Ended
Dec. 31, 2018
Yingli Green Energy Parent Company [Member]
Percentage Of Net After Tax Income To Be Set Aside Prior To Dividend	10.00%